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                               [Nationwide LOGO]

                                 NATIONWIDE((R))
                             VLI SEPARATE ACCOUNT-5

                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31,2001


                       NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE COLUMBUS OHIO
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                               [Nationwide LOGO]


                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                        PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2001 annual report of the Nationwide VLI Separate Account-5.

During 2001 we continued to upgrade and enhance our technology capabilities for service excellence. We made significant investments to expand our Internet and telephone voice response systems to improve the ease with which our customers and business partners do business with Nationwide. We continued our strategic investment in new product design, and we reaffirm our commitment to develop competitive and innovative life and retirement saving products to meet the ever-changing needs of our customers. Nationwide is an acknowledged trailblazer in the financial services business and we have the greatest resolve to continue to earn this leadership position. As always, we welcome your candid and informed feedback on your service experience with Nationwide.

It has been a tough couple of years for equity investors.The equity markets had a long run in the `90s and it has taken longer than many expected to wring-out those excesses. Economic statistics appear to be pointing to an improved busi-ness and economic climate.And, we are hopeful this is the precursor for improved equity performance in the near future.

We sincerely appreciate your patronage and we look forward to helping you meet your future financial planning and retirement savings goals.


                              /s/Joseph J. Gasper
                         Joseph J.Gasper, President
                             February 20, 2002


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HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract.Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-5. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-866-221-1001 if you have questions about your account, or you may access your account using our voice response unit.And, for a link to our web-site please visit www.waddell.com.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS'EQUITY
This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2001. The mutual funds are listed in alphabetical order.The fair value of the assets changes as the underlying mutual funds change in value.As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 13.This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS,STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds;and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners.This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level expenses. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub- account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.


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                        NATIONWIDE VLI SEPARATE ACCOUNT-5
           STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31,2001

ASSETS:

  Investments at fair value:

     W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
       183,640 shares (cost $1,185,209) . . . . . . . . . . . . . . . . . . . .   $ 1,139,410

     W & R Target Funds - Balanced Portfolio (WRBal)
       149,861 shares (cost $1,029,892) . . . . . . . . . . . . . . . . . . . .     1,007,428

     W & R Target Funds - Bond Portfolio (WRBnd)
       130,491 shares (cost $723,095) . . . . . . . . . . . . . . . . . . . . .       699,626

     W & R Target Funds - Core Equity Portfolio (WRCoreEq)
       289,299 shares (cost $2,924,503) . . . . . . . . . . . . . . . . . . . .     2,997,367

     W & R Target Funds - Growth Portfolio (WRGrowth)
       351,819 shares (cost $2,900,310) . . . . . . . . . . . . . . . . . . . .     2,952,572

     W & R Target Funds - High Income Portfolio (WRHIP)
       103,255 shares (cost $366,703) . . . . . . . . . . . . . . . . . . . . .       343,437

     W & R Target Funds - International Portfolio (WRInt)
       95,828 shares (cost $588,617) . . . . . . . . . . . . . . . . . . . . . .      560,938

     W & R Target Funds - Limited-Term Bond Portfolio (WRLBP)
       9,101 shares (cost $50,975) . . . . . . . . . . . . . . . . . . . . . . .       49,543

     W & R Target Funds - Money Market Portfolio (WRMMP)
       735,772 shares (cost $735,772) . . . . . . . . . . . . . . . . . . . . .       735,772

     W & R Target Funds - Science & Technology Portfolio (WRSciTech)
       99,619 shares (cost $1,184,328) . . . . . . . . . . . . . . . . . . . . .    1,244,506

     W & R Target Funds - Small Cap Portfolio (WRSmCap)
       184,296 shares (cost $1,370,466) . . . . . . . . . . . . . . . . . . . .     1,470,128

     W & R Target Funds - Value Portfolio (WRVP)
       109,626 shares (cost $544,042)  . . . . . . . . . . . . . . . . . . . . .      557,066
                                                                                 ------------
          Total investments . . . . . . . . . . . . . . . . . . . . . . . . . .    13,757,793

  Accounts receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         -
                                                                                 ------------
          Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   13,757,793

ACCOUNTS PAYABLE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       13,066
                                                                                 ------------
CONTRACT OWNERS' EQUITY (NOTE 7) . . . . . . . . . . . . . . . . . . . . . . . .  $13,744,727
                                                                                 ============

See accompanying notes to financial statements.

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NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF OPERATIONS
FOR THE PERIOD JANUARY 5,2001 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,2001

                                                      TOTAL    WRAsStrat     WRBal      WRBnd   WRCoreEq  WRGrowth   WRHIP    WRInt
                                                      -----    ---------     -----      -----   --------  --------   -----    -----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $   187,855     26,110     24,143     30,125     6,670    25,237   30,047   23,443
  Mortality and expense risk charges ..........         --         --         --         --        --        --       --       --
                                                  ----------   ---------    ------     ------    -------  --------   -----    -----
    Net investment activity ...................      187,855     26,110     24,143     30,125     6,670    25,237   30,047   23,443
                                                  ----------   ---------    ------     ------    -------  --------   -----    -----

  Proceeds from mutual funds shares sold ......    7,092,247     36,758     15,964      6,186    36,732    20,004   11,058   12,836
  Cost of mutual fund shares sold .............   (7,100,552)   (37,271)   (16,806)    (5,917)  (40,281)  (21,462) (11,187) (15,031)
                                                  ----------   ---------    ------     ------    -------  --------   -----    -----
    Realized gain (loss) on investments .......       (8,305)      (513)      (842)       269    (3,549)   (1,458)    (129)  (2,195)
  Change in unrealized gain (loss)
    on investments ............................      153,880    (45,799)   (22,464)   (23,469)   72,864    52,262  (23,267) (27,679)
                                                  ----------   ---------    ------     ------    -------  --------   -----    -----
    Net gain (loss) on investments ............      145,575    (46,312)   (23,306)   (23,200)   69,315    50,804  (23,396) (29,874)
                                                  ----------   ---------    ------     ------    -------  --------   -----    -----
  Reinvested capital gains ....................         --         --         --         --        --        --       --       --
                                                  ----------   ---------    ------     ------    -------  --------   -----    -----
      Net increase (decrease) in contract owners'
        equity resulting from operations ......  $   333,430    (20,202)       837      6,925    75,985    76,041    6,651   (6,431)
                                                  ==========   =========    ======     ======    ======    ======    =====    =====

                                                      WRLBP       WRMMP    WRSciTech   WRSmCap    WRVP
                                                      -----       -----    ---------   -------    ----
INVESTMENT ACTIVITY:
  Reinvested dividends $ ......................       1,717      12,486      5,979         13     1,885
  Mortality and expense risk charges ..........        --          --          --         --       --
                                                   --------  ----------    -------   --------    ------
    Net investment activity ...................     1,717      12,486      5,979         13     1,885
                                                   --------  ----------    -------   --------    ------

  Proceeds from mutual funds shares sold ......      11,546   6,921,556     10,878      7,448     1,281
  Cost of mutual fund shares sold .............     (11,173) (6,921,556)   (11,050)    (7,529)   (1,289)
                                                   --------  ----------    -------   --------    ------
    Realized gain (loss) on investments .......         373        --         (172)       (81)       (8)
  Change in unrealized gain (loss)
    on investments ............................      (1,432)       --       60,178     99,662    13,024
                                                   --------  ----------    -------   --------    ------
    Net gain (loss) on investments ............      (1,059)       --       60,006     99,581    13,016
                                                   --------  ----------    -------   --------    ------
  Reinvested capital gains ....................        --          --         --         --       --
                                                   --------  ----------    -------   --------    ------
      Net increase (decrease) in contract owners'
        equity resulting from operations ......  $      658    12,486       65,985     99,594    14,901
                                                   ========  ==========    =======   ========    ======


See accompanying notes to financial statements.

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NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY
FOR THE PERIOD JANUARY 5,2001 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,2001

                                                 TOTAL    WRAsStrat     WRBal      WRBnd     WRCoreEq   WRGrowth    WRHIP    WRInt
                                                 -----    ---------     -----      -----     --------   --------    -----    -----
INVESTMENT ACTIVITY:
  Net investment income $ .................     187,855     26,110     24,143      30,125      6,670     25,237     30,047   23,443
  Realized gain (loss) on investments .....      (8,305)      (513)      (842)        269     (3,549)    (1,458)      (129)  (2,195)
  Change in unrealized gain (loss)
    on investments ........................     153,880    (45,799)   (22,464)    (23,469)    72,864     52,262    (23,267) (27,679)
  Reinvested capital gains ................        --         --         --          --         --         --         --       --
                                           ------------  ---------  ---------     -------  ---------  ---------    -------  -------
    Net increase (decrease) in contract
      owners'equity resulting from
      operations ..........................     333,430    (20,202)       837       6,925     75,985     76,041      6,651   (6,431)
                                           ------------  ---------  ---------     -------  ---------  ---------    -------  -------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................  14,482,618    315,247    237,069      97,342    662,558    604,913     55,478  112,473
  Transfers between funds .................        --      907,543    821,014     621,395  2,416,926  2,460,624    297,551  484,602
  Surrenders ..............................        (460)       (70)       (29)        (11)       (74)       (75)      --        (50)
  Death benefits (note 4) .................        --         --         --          --         --         --         --       --
  Policy loans (net of repayments) (note 5)     (85,465)        12       (410)          7     (1,030)   (26,716)      --       (266)
  Deductions for surrender charges
    (note 2d) .............................      (6,499)      (993)      (412)       (154)    (1,049)    (1,058)      --       (705)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................    (955,040)   (60,566)   (48,832)    (24,993)  (152,503)  (157,143)   (15,254) (28,159)
  Asset charges (note 3) ..................     (23,857)    (1,578)    (1,313)       (903)    (4,171)    (4,123)      (408)    (704)
                                           ------------  ---------  ---------     -------  ---------  ---------    -------  -------
      Net equity transactions .............  13,411,297  1,159,595  1,007,087     692,683  2,920,657  2,876,422    337,367  567,191
                                           ------------  ---------  ---------     -------  ---------  ---------    -------  -------

NET CHANGE IN CONTRACT OWNERS'EQUITY ......  13,744,727  1,139,393  1,007,924     699,608  2,996,642  2,952,463    344,018  560,760

CONTRACT OWNERS'EQUITY BEGINNING
  OF PERIOD ...............................        --         --         --          --         --         --         --       --
                                           ------------  ---------  ---------     -------  ---------  ---------    -------  -------
CONTRACT OWNERS'EQUITY END OF PERIOD ......$ 13,744,727  1,139,393  1,007,924     699,608  2,996,642  2,952,463    344,018  560,760
                                           ============  =========  =========     =======  =========  =========    =======  =======


CHANGES IN UNITS:
  Beginning units .........................        --         --         --          --         --         --         --       --
                                           ------------  ---------  ---------     -------  ---------  ---------    -------  -------
  Units purchased .........................   2,641,344    128,599    110,301      66,040    363,161    362,662     32,709   74,711
  Units redeemed ..........................  (1,142,080)    (6,803)    (5,736)     (2,444)   (18,862)   (22,464)    (1,462)  (3,719)
                                           ------------  ---------  ---------     -------  ---------  ---------    -------  -------
  Ending units ............................   1,499,264    121,796    104,565      63,596    344,299    340,198     31,247   70,992
                                           ============  =========  =========     =======  =========  =========    =======  =======

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY,Continued
FOR THE PERIOD JANUARY 5,2001 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,2001

                                                    WRLBP          WRMMP         WRSciTech        WRSmCap         WRVP
                                                -----------      ---------        --------       --------        -------
INVESTMENT ACTIVITY:
  Net investment income  ...................         1,717         12,486          5,979             13          1,885
  Realized gain (loss) on investments .......           373           --             (172)           (81)            (8)
  Change in unrealized gain (loss)
    on investments ..........................        (1,432)          --           60,178         99,662         13,024
  Reinvested capital gains ..................          --             --             --             --             --
                                                -----------      ---------        --------       --------        -------
    Net increase (decrease) in contract
      owners'equity resulting from
      operations ............................           658         12,486         65,985         99,594         14,901
                                                -----------      ---------        --------       --------        -------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .........................        12,872     11,651,194        367,617        297,657         68,198
  Transfers between funds ...................        39,384    (10,587,924)       899,386      1,154,369        485,130
  Surrenders ................................          --              (13)           (93)           (45)          --
  Death benefits (note 4) ...................          --             --             --             --             --
  Policy loans (net of repayments) (note 5) .          --          (56,649)          (307)          (106)          --
  Deductions for surrender charges
    (note 2d) ...............................          --             (185)        (1,307)          (636)          --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .......................        (3,300)      (290,216)       (84,442)       (78,786)       (10,846)
  Asset charges (note 3) ....................           (73)        (6,479)        (1,751)        (1,990)          (364)
                                                -----------      ---------        --------       --------        -------
      Net equity transactions ...............        48,883        709,728      1,179,103      1,370,463        542,118
                                                -----------      ---------        --------       --------        -------

NET CHANGE IN CONTRACT OWNERS'EQUITY ........        49,541        722,214      1,245,088      1,470,057        557,019
CONTRACT OWNERS'EQUITY BEGINNING
  OF PERIOD .................................          --             --             --             --             --
                                                -----------      ---------        --------       --------        -------
CONTRACT OWNERS'EQUITY END OF PERIOD ........   $    49,541        722,214      1,245,088      1,470,057        557,019
                                                ===========      =========      =========       ========        =======

CHANGES IN UNITS:
  Beginning units ...........................          --             --             --             --             --
                                                -----------      ---------        --------       --------        -------
  Units purchased ...........................         5,434      1,128,158        156,485        157,368         55,716
  Units redeemed ............................          (964)    (1,058,785)       (10,920)        (8,801)        (1,120)
                                                -----------      ---------        --------       --------        -------
  Ending units ..............................         4,470         69,373        145,565        148,567         54,596
                                                ===========      =========        ========       ========        =======

See accompanying notes to financial statements.

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                                       9
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                        NATIONWIDE VLI SEPARATE ACCOUNT-5
                          NOTES TO FINANCIAL STATEMENTS

                                December 31,2001

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          Nationwide VLI Separate Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 21, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Select Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase.See note 2 for a discussion of contract expenses and note 3 for asset charges.

          Contract owners may invest in the following funds:

          Portfolios of the Waddell and Reed: W & R Target Funds, Inc.;
             W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
             W & R Target Funds - Balanced Portfolio (WRBal)
             W & R Target Funds - Bond Portfolio (WRBnd)
             W & R Target Funds - Core Equity Portfolio (WRCoreEq)
             W & R Target Funds - Growth Portfolio (WRGrowth)
             W & R Target Funds - High Income Portfolio (WRHIP)
             W & R Target Funds - International Portfolio (WRInt)
             W & R Target Funds - Limited-Term Bond Portfolio (WRLBP)
             W & R Target Funds - Money Market Portfolio (WRMMP)
             W & R Target Funds - Science & Technology Portfolio (WRSciTech) W & R Target Funds - Small Cap Portfolio (WRSmCap)
             W & R Target Funds - Value Portfolio (WRVP)

       At December 31, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

       A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

       Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives.While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) POLICY CHARGES

     (a)  Deductions from Premium

          On Select Life and Survivorship Life insurance contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 2.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          For Select Life contracts, the Company currently deducts a monthly administrative charge of $10.00 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50).The charges are assessed against each contract by liquidating units.

          For Survivorship Life contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year; $5 during policy years 2 through 20 if the specified amount is equal to or greater than $150,000;$3 during policy years 2 through 20 if the specified amount is less than $150,000; $0 during policy years 21 and on. If, at any time, there is an increase in specified amount the per $1,000 basic coverage charge will be assessed based on the amount of increase and the age of the younger insured at the time of the increase. The per $1,000 basic coverage charge assessed as a result of the specified amount increase will be assessed for three policy years. The charges are assessed against each contract by liquidating units.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-5
                     NOTES TO FINANCIAL STATEMENTS,Continued

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For Select Life and Survivorship Life contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the ninth year.

          No surrender charge is assessed on any contract surrendered after the ninth year.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

     (3)  ASSET CHARGES

          For Select Life and Survivorship Life contracts, the Company deducts a charge equal to an annual effective rate of 0.60% of the first $25,000 of cash value attributable to the variable account, 0.30% of the next $225,000 of cash value attributable to the variable account, and 0.10% of cash value attributable to the variable account in excess of $250,000. This charge is assessed monthly by liquidating units.

     (4)  DEATH BENEFITS

          For Select Life contracts, death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For Survivorship Life contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

     (5)  POLICY LOANS (NET OF REPAYMENTS)

          Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Select Life contracts are charged 3.9% and Survivorship Life contracts are charged 4.5% on the outstanding loan balance and are due and payable in advance on the policy anniversary.

          At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

     (6)  RELATED PARTY TRANSACTIONS

          The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


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


     (7)  FINANCIAL HIGHLIGHTS

          The following is a summary of units outstanding, unit fair values and contract owners' equity for variable life and annuity contracts as of the end of the period indicated, and the contract expense rate and total return for the period January 5, 2001 (commencement of operations) through December 31, 2001.

                                                             CONTRACT                       UNIT           CONTRACT         TOTAL
                                                           EXPENSE RATE(*)     UNITS     FAIR VALUE     OWNERS'EQUITY    RETURN(**)
                                                           ---------------     -----     ----------     -------------    ----------
    W & R Target Funds - Asset Strategy Portfolio
       2001  . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         121,796   $  9.354930   $  1,139,393     -9.96%

    W & R Target Funds - Balanced Portfolio
       2001  . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         104,565      9.639210      1,007,924     -5.94%

    W & R Target Funds - Bond Portfolio
       2001  . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          63,596     11.000810       699,608     7.47%

    W & R Target Funds - Core Equity Portfolio
       2001  . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         344,299      8.703605      2,996,642    -14.91%

    W & R Target Funds - Growth Portfolio
       2001  . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         340,198      8.678660      2,952,463    -14.34%

    W & R Target Funds - High Income Portfolio
       2001  . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          31,247     11.009645       344,018     9.18%

    W & R Target Funds - International Portfolio
       2001  . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          70,992      7.898920       560,760    -22.23%

    W & R Target Funds - Limited-Term Bond Portfolio
       2001  . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           4,470     11.083054        49,541     9.21%

    W & R Target Funds - Money Market Portfolio
       2001  . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          69,373     10.410587       722,214     3.59%

    W & R Target Funds - Science & Technology Portfolio
       2001  . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         145,565      8.553483      1,245,088    -11.91%

    W & R Target Funds - Small Cap Portfolio
       2001  . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         148,567      9.894912      1,470,057     -1.93%

    W & R Target Funds - Value Portfolio
       2001  . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          54,596     10.202567        557,019     2.03%  5/1/01
    Total Contract Owners'Equity                                                                       -----------
       2001 . . . . . . . . . . . . . . . . . . . . . . . . .                                          $13,744,727
                                                                                                       ===========


(*) This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units;inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.


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                                       13

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                             INDEPENDENT AUDITORS'REPORT


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-5:

    We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-5 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2002







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NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220




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